Share-Based Compensation (Tables)	3 Months Ended
Jan. 31, 2026
Share-Based Compensation [Abstract]
Schedule of Assumptions Used for Estimating the Fair Value of Options
The following table summarizes the assumptions

used for estimating the fair value of options

for the three months ended January 31,

2026 and January 31, 2025.
Assumptions Used for Estimating the

Fair Value of Options
(in Canadian dollars, except as noted) For the three months ended
January 31 January 31
2026 2025
Risk-free interest rate 3.42% 3.08%
Option contractual life 10 years 10 years
Expected volatility 19.44% 19.47%
Expected dividend yield 4.02% 3.94%
Exercise price/share price $ 126.43 $ 75.76